DFA INTERNATIONAL VALUE PORTFOLIO II
DFA International Value Portfolio II
INVESTMENT OBJECTIVE
The investment objective of the DFA International Value Portfolio II (the “International Portfolio”) is to achieve long-term capital appreciation. The International Portfolio is a Feeder Portfolio and pursues its objective by investing substantially all of its assets in its corresponding Master Fund, The DFA International Value Series (the “International Series”) of The DFA Investment Trust Company (the “Trust”), which has the same investment objective and policies as the Portfolio.
FEES AND EXPENSES OF THE PORTFOLIO
This table describes the fees and expenses you may pay if you buy and hold shares of the International Portfolio.
Shareholder Fees (fees paid directly from your investment):
Shareholder Fees		DFA INTERNATIONAL VALUE PORTFOLIO II DFA International Value Portfolio II USD ($)
Shareholder Fees (fees paid directly from your investment)	[1]	none
[1]	Shares of the International Portfolio that are purchased through omnibus accounts maintained by securities firms may be subject to a service fee or commission on such purchases.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		DFA INTERNATIONAL VALUE PORTFOLIO II DFA International Value Portfolio II
Management Fee	[1]	0.41%
Other Expenses	[1]	0.07%
Total Annual Fund Operating Expenses	[1]	0.48%
Fee Waiver and/or Expense Reimbursement	[1]	0.20%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[1]	0.28%
[1]	The "Management Fee" and "Total Annual Fund Operating Expenses" have been adjusted to reflect the Feeder Portfolio's new investment management agreement that allows Dimensional Fund Advisors LP (the "Advisor") to furnish both investment advisory and administration services directly to the Feeder Portfolio under a single agreement, effective July 21, 2015. The "Management Fee" includes an investment management fee payable by the Feeder Portfolio and an investment management fee payable by the Master Fund. For any period when the Feeder Portfolio is invested both directly in other funds managed by the Advisor (collectively, "Underlying Funds") and directly in securities, the Advisor has contractually agreed to permanently waive the Feeder Portfolio's direct investment management fee to the extent necessary to offset the proportionate share of any Underlying Fund's investment management fee paid by the Feeder Portfolio through its investment in such Underlying Fund. The amounts set forth under "Other Expenses" and "Total Annual Fund Operating Expenses" reflect the direct expenses of the Feeder Portfolio and the indirect expenses of the Feeder Portfolio's portion of the expenses of the Master Fund.

Example
This Example is meant to help you compare the cost of investing in the International Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example	1 Year	3 Years	5 Years	10 Years
DFA INTERNATIONAL VALUE PORTFOLIO II | DFA International Value Portfolio II | USD ($)	29	90	157	356

The Example reflects the aggregate estimated annual operating expenses of the International Portfolio and the Portfolio’s portion of the expenses of the International Series.
Portfolio Turnover
The International Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the International Portfolio’s performance. During the most recent fiscal year, the International Series’ portfolio turnover rate was 17% of the average value of its investment portfolio.
PRINCIPAL INVESTMENT STRATEGIES
The International Portfolio invests substantially all of its assets in the International Series. The International Series, using a market capitalization weighted approach, purchases securities of large non-U.S. companies in countries with developed markets that Dimensional Fund Advisors LP (the “Advisor”) determines to be value stocks. A company’s market capitalization is the number of its shares outstanding times its price per share. In general, the higher the relative market capitalization of a large company within an eligible country, the greater its representation in the Series. The Advisor may modify market capitalization weights and even exclude companies after considering such factors as free float, momentum, trading strategies, liquidity management, and profitability, as well as other factors that the Advisor determines to be appropriate, given market conditions. Securities are considered value stocks primarily because a company’s shares have a high book value in relation to their market value. In assessing profitability, the Advisor may consider different ratios, such as that of earnings or profits from operations relative to book value or assets.

The International Series intends to purchase securities of large companies associated with developed market countries that the Advisor has designated as approved markets. The Advisor determines the minimum market capitalization of a large company with respect to each country or region in which the Series invests. As of December 31, 2014, for the International Series, the lowest minimum market capitalization of a large company in any country or region in which the International Series invests was $1,394 million. This threshold will change due to market conditions.

The International Series may gain exposure to companies associated with approved markets by purchasing equity securities in the form of depositary receipts, which may be listed or traded outside the issuer’s domicile country. The International Series and the International Portfolio each may use derivatives, such as futures contracts and options on futures contracts for foreign or U.S. equity securities and indices, to adjust market exposure based on actual or expected cash inflows to or outflows from the Series or Portfolio. The Series and Portfolio do not intend to use derivatives for purposes of speculation or leveraging investment returns.

The International Series may lend its portfolio securities to generate additional income.
PRINCIPAL RISKS
Foreign Securities and Currencies Risk: Foreign securities prices may decline or fluctuate because of: (a) economic or political actions of foreign governments, and/or (b) less regulated or liquid securities markets. Investors holding these securities may also be exposed to foreign currency risk (the possibility that foreign currency will fluctuate in value against the U.S. dollar or that a foreign government will convert, or be forced to convert, its currency to another currency, changing its value against the U.S. dollar). The International Series does not hedge foreign currency risk.

Market Risk: Even a long-term investment approach cannot guarantee a profit. Economic, political, and issuer-specific events will cause the value of securities, and the International Series that owns them, and, in turn, the International Portfolio itself, to rise or fall. Because the value of your investment in the Portfolio will fluctuate, there is the risk that you will lose money.

Value Investment Risk: Value stocks may perform differently from the market as a whole and following a value-oriented investment strategy may cause the Portfolio to at times underperform equity funds that use other investment strategies.

Derivatives Risk: Derivatives are instruments, such as futures and foreign exchange forward contracts, whose value is derived from that of other assets, rates or indices. The use of derivatives for non-hedging purposes may be considered more speculative than other types of investments. When the International Series and the International Portfolio use derivatives, each will be directly exposed to the risks of that derivative. Derivative instruments are subject to a number of risks including counterparty, liquidity, interest rate, market, credit and management risks, and the risk of improper valuation. Changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index, and the Portfolio could lose more than the principal amount invested.

Securities Lending Risk: Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the International Series may lose money and there may be a delay in recovering the loaned securities. The International Series could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. Securities lending also may have certain adverse tax consequences.

Cyber Security Risk: The International Portfolio’s and its service providers’ use of internet, technology and information systems may expose the Portfolio to potential risks linked to cyber security breaches of those technological or information systems. Cyber security breaches, amongst other things, could allow an unauthorized party to gain access to proprietary information, customer data, or fund assets, or cause the Portfolio and/or its service providers to suffer data corruption or lose operational functionality.
PERFORMANCE
The bar chart and table immediately following illustrate the variability of the International Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The bar chart shows the changes in the Portfolio’s performance from year to year. The table illustrates how annualized one year, five year and ten year returns, both before and after taxes, compare with those of a broad measure of market performance. The International Portfolio’s past performance (before and after taxes) is not an indication of future results. Updated performance information for the Portfolio can be obtained by visiting http://us.dimensional.com.

The after-tax returns presented in the table for the International Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown in the table. In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
DFA International Value Portfolio II Total Returns (%)

January 2005-December 2014
Highest Quarter	Lowest Quarter
34.07 (4/09-6/09)	-24.30 (10/08-12/08)

Periods ending December 31, 2014 Annualized Returns (%)
Average Annual Total Returns - DFA INTERNATIONAL VALUE PORTFOLIO II	One Year	Five Years	Ten Years
DFA International Value Portfolio II	(6.76%)	4.34%	4.76%
DFA International Value Portfolio II | Return After Taxes on Distributions	(8.41%)	2.56%	2.40%
DFA International Value Portfolio II | Return After Taxes on Distributions and Sale of Portfolio Shares	(2.68%)	3.51%	3.84%
MSCI World ex USA Index (net dividends) (reflects no deduction for fees, expenses, or taxes on sales)	(4.32%)	5.21%	4.64%